Financial assets and liabilities analysis per instrument class and strategy (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	$ 70,341	$ 67,768	$ 72,163
Total non-financial assets	202,953	188,994	170,468
Total assets	273,294	256,762	242,631
Fair value, financial assets	70,341	67,768	72,163
Total financial liabilities	(107,735)	(93,333)	(89,295)
Total non-financial liabilities	(165,559)	(163,429)	(153,336)
Total liabilities	(273,294)	(256,762)	(242,631)
Fair value, financial liabilities	(110,883)	(94,485)	(90,840)
Non-current financial debt
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(47,773)	(40,129)	(41,340)
Fair value, financial liabilities	(50,921)	(41,281)	(42,886)
Accounts payable
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(28,394)	(26,134)	(26,479)
Fair value, financial liabilities	(28,394)	(26,134)	(26,479)
Impact of offsetting on accounts payable	2,073	2,903	3,471
Other operating liabilities
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(16,262)	(13,286)	(10,135)
Fair value, financial liabilities	(16,262)	(13,286)	(10,135)
Current borrowings
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(14,819)	(13,306)	(11,096)
Fair value, financial liabilities	(14,819)	(13,306)	(11,095)
Other current financial liabilities
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(487)	(478)	(245)
Fair value, financial liabilities	(487)	(478)	(245)
Loans to equity affiliates
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	3,999	4,755	5,135
Fair value, financial assets	3,999	4,755	5,135
Other investments
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	1,778	1,421	1,727
Fair value, financial assets	1,778	1,421	1,727
Non-current financial assets
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	912	680	679
Fair value, financial assets	912	680	679
Other non-current assets
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	2,314	2,348	3,815
Fair value, financial assets	2,314	2,348	3,815
Accounts receivable, net
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	18,488	17,270	14,893
Fair value, financial assets	18,488	17,270	14,893
Impact of offsetting on accounts receivable	(2,073)	(2,903)	(3,471)
Other operating receivables
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	11,506	9,733	9,336
Fair value, financial assets	11,506	9,733	9,336
Current financial assets
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	3,992	3,654	3,393
Fair value, financial assets	3,992	3,654	3,393
Cash and cash equivalents
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	27,352	27,907	33,185
Fair value, financial assets	27,352	27,907	33,185
Amortised cost
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(100,175)	(87,514)
Amortised cost | Non-current financial debt
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(46,035)	(38,220)
Amortised cost | Accounts payable
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(28,394)	(26,134)
Amortised cost | Other operating liabilities
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(10,927)	(9,854)
Amortised cost | Current borrowings
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(14,819)	(13,306)
Fair value through P&L - liabilities
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(5,440)	(3,641)
Fair value through P&L - liabilities | Non-current financial debt
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(44)	(29)
Fair value through P&L - liabilities | Other operating liabilities
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(5,333)	(3,429)
Fair value through P&L - liabilities | Other current financial liabilities
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(63)	(183)
Fair value of hedging instruments
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(2,120)	(2,178)
Fair value of hedging instruments | Non-current financial debt
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(1,694)	(1,880)
Fair value of hedging instruments | Other operating liabilities
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(2)	(3)
Fair value of hedging instruments | Other current financial liabilities
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(424)	(295)
Amortized cost
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	62,900	62,810
Amortized cost | Loans to equity affiliates
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	3,999	4,755
Amortized cost | Non-current financial assets
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	164
Amortized cost | Other non-current assets
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	2,314	2,348
Amortized cost | Accounts receivable, net
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	18,488	17,270
Amortized cost | Other operating receivables
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	6,713	6,994
Amortized cost | Current financial assets
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	3,870	3,536
Amortized cost | Cash and cash equivalents
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	27,352	27,907
Fair value through P&L - assets
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	6,421	3,930
Fair value through P&L - assets | Other investments
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	1,272	1,059
Fair value through P&L - assets | Non-current financial assets
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	236	67
Fair value through P&L - assets | Other operating receivables
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	4,791	2,731
Fair value through P&L - assets | Current financial assets
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	122	73
Other Comprehensive Income
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	506	362
Other Comprehensive Income | Other investments
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	506	362
Fair value of hedging instruments
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	514	666
Fair value of hedging instruments | Non-current financial assets
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	512	613
Fair value of hedging instruments | Other operating receivables
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	$ 2	8
Fair value of hedging instruments | Current financial assets
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets		$ 45
Financial instruments related to financing and operational activities | Amortised cost
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities			(25,395)
Financial instruments related to financing and operational activities | Amortised cost | Non-current financial debt
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities			(18,470)
Financial instruments related to financing and operational activities | Amortised cost | Current borrowings
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities			(6,925)
Financial instruments related to financing and operational activities | Held for trading - liabilities
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities			(1,902)
Financial instruments related to financing and operational activities | Held for trading - liabilities | Non-current financial debt
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities			(20)
Financial instruments related to financing and operational activities | Held for trading - liabilities | Other operating liabilities
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities			(1,794)
Financial instruments related to financing and operational activities | Held for trading - liabilities | Other current financial liabilities
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities			(88)
Financial instruments related to financing and operational activities | Financial debt
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities			(25,939)
Financial instruments related to financing and operational activities | Financial debt | Non-current financial debt
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities			(21,768)
Financial instruments related to financing and operational activities | Financial debt | Current borrowings
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities			(4,171)
Financial instruments related to financing and operational activities | Fair value of hedging instruments | Hedging of financial debt (Fair value hedge)
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities			(1,108)
Financial instruments related to financing and operational activities | Fair value of hedging instruments | Hedging of financial debt (Fair value hedge) | Non-current financial debt
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities			(951)
Financial instruments related to financing and operational activities | Fair value of hedging instruments | Hedging of financial debt (Fair value hedge) | Other current financial liabilities
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities			(157)
Financial instruments related to financing and operational activities | Fair value of hedging instruments | Cash flow hedge
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities			(131)
Financial instruments related to financing and operational activities | Fair value of hedging instruments | Cash flow hedge | Non-current financial debt
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities			(131)
Financial instruments related to financing and operational activities | Amortized cost
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets			11,870
Financial instruments related to financing and operational activities | Amortized cost | Loans to equity affiliates
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets			5,135
Financial instruments related to financing and operational activities | Amortized cost | Other non-current assets
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets			3,765
Financial instruments related to financing and operational activities | Amortized cost | Current financial assets
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets			2,970
Financial instruments related to financing and operational activities | Fair value of hedging instruments | Hedging of financial debt (Fair value hedge)
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets			509
Financial instruments related to financing and operational activities | Fair value of hedging instruments | Hedging of financial debt (Fair value hedge) | Non-current financial assets
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets			337
Financial instruments related to financing and operational activities | Fair value of hedging instruments | Hedging of financial debt (Fair value hedge) | Current financial assets
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets			172
Financial instruments related to financing and operational activities | Fair value of hedging instruments | Cash flow hedge
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets			281
Financial instruments related to financing and operational activities | Fair value of hedging instruments | Cash flow hedge | Non-current financial assets
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets			269
Financial instruments related to financing and operational activities | Fair value of hedging instruments | Cash flow hedge | Other operating receivables
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets			12
Financial instruments related to financing and operational activities | Available for sale
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets			1,777
Financial instruments related to financing and operational activities | Available for sale | Other investments
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets			1,727
Financial instruments related to financing and operational activities | Available for sale | Other non-current assets
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets			50
Financial instruments related to financing and operational activities | Held for trading - assets
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets			2,301
Financial instruments related to financing and operational activities | Held for trading - assets | Non-current financial assets
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets			73
Financial instruments related to financing and operational activities | Held for trading - assets | Other operating receivables
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets			1,977
Financial instruments related to financing and operational activities | Held for trading - assets | Current financial assets
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets			251
Other financial instruments | Amortised cost
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities			(34,820)
Other financial instruments | Amortised cost | Accounts payable
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities			(26,479)
Other financial instruments | Amortised cost | Other operating liabilities
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities			(8,341)
Other financial instruments | Amortized cost
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets			55,425
Other financial instruments | Amortized cost | Accounts receivable, net
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets			14,893
Other financial instruments | Amortized cost | Other operating receivables
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets			7,347
Other financial instruments | Amortized cost | Cash and cash equivalents
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets			$ 33,185